COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS, CONTINGENCIES AND GUARANTEES
Schedule of minimum annual commitments

Enerplus has the following minimum annual commitments at December 31, 2013:

		Minimum Annual Commitment Each Year
($ thousands)	Total	2014	2015	2016	2017	2018	Thereafter

Transportation commitments	$102,677	$30,416	$25,486	$13,383	$11,988	$3,525	$17,879
Processing commitments	50,593	10,250	9,570	9,054	8,179	6,770	6,770
Drilling and completions	11,582	11,582	–	–	–	–	–
Power infrastructure	13,913	4,020	7,914	1,979	–	–	–
Office leases	73,056	13,611	11,819	12,109	12,348	12,459	10,710

Total commitments(1)(2)	$251,821	$69,879	$54,789	$36,525	$32,515	$22,754	$35,359

(1)
Crown and surface royalties, lease rentals and mineral taxes (hydrocarbon production rights) have not been included as amounts paid depend on future ownership, production, prices and the legislative environment.
(2)
US$ commitments have been converted to CDN$ using the December 31, 2013 foreign exchange rate of 1.0636.